RECEIVABLES (Tables)	2 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Schedule of accounts receivable [Table Text Block]
	March 31, 2024	January 31, 2024
	$	$
Taxes receivable	16,368	13,829
Trade receivables	238,023	189,192
	254,391	203,021